Columbia Emerging Markets Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.6%
Issuer	Shares	Value ($)
Brazil 8.5%
Banco BTG Pactual SA	292,719	2,954,692
Embraer SA, ADR	204,065	12,798,957
MercadoLibre, Inc.(a)	6,105	12,648,217
NU Holdings Ltd., Class A(a)	1,395,921	24,275,066
Petroleo Brasileiro SA, ADR	581,947	7,297,615
XP, Inc., Class A	213,590	4,209,859
Total		64,184,406
China 29.2%
Alibaba Group Holding Ltd.	1,626,800	32,006,980
Atour Lifestyle Holdings Ltd., ADR	115,356	4,426,210
Bilibili, Inc.(a)	126,660	3,376,491
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	6,579,000	6,930,997
China Resources Land Ltd.	2,240,000	8,721,683
CITIC Securities Co., Ltd., Class A	537,800	2,102,711
Contemporary Amperex Technology Co., Ltd., Class A	268,740	14,243,489
Duality Biotherapeutics, Inc.(a)	35,600	1,585,115
Eastroc Beverage Group Co., Ltd., Class A	155,472	5,798,468
Full Truck Alliance Co., Ltd., ADR	178,253	2,023,172
Futu Holdings Ltd., ADR	25,115	4,261,011
Fuyao Glass Industry Group Co., Ltd., Class A	649,986	6,063,908
Hansoh Pharmaceutical Group Co., Ltd.	792,000	4,106,214
Huatai Securities Co., Ltd., Class H	965,000	2,275,409
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(a)	268,800	2,559,273
Kuaishou Technology	332,400	2,917,947
New Horizon Health Ltd.(a),(b),(c)	1,356,000	0
PDD Holdings, Inc., ADR(a)	65,317	7,581,997
Ping An Insurance Group Co. of China Ltd., Class H	870,000	6,367,030
Pop Mart International Group, Ltd.(d)	65,600	1,903,744
Sieyuan Electric Co., Ltd., Class A	373,800	7,596,995
Tencent Holdings Ltd.	653,500	51,634,043
Tencent Music Entertainment Group, ADR	144,797	2,671,505
Trip.com Group Ltd., ADR	128,337	8,973,323
WuXi Biologics Cayman, Inc.(a)	1,364,000	5,493,119
WuXi XDC Cayman, Inc.(a)	959,500	8,105,509
Common Stocks (continued)
Issuer	Shares	Value ($)
Xiaomi Corp.(a)	996,000	5,294,467
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	379,152	2,148,587
Zijin Mining Group Co., Ltd., Class H	2,256,000	8,971,156
Total		220,140,554
Finland 0.6%
Amer Sports, Inc.(a)	123,405	4,582,028
Greece 4.7%
Eurobank Ergasias Services and Holdings SA	2,768,006	10,963,490
JUMBO SA	172,295	5,469,880
National Bank of Greece SA	473,157	7,414,274
Piraeus Financial Holdings SA(a)	859,985	7,059,642
Public Power Corp. SA	203,886	4,121,495
Total		35,028,781
Hong Kong 1.1%
Damai Entertainment Holdings Ltd.(a)	18,010,000	2,069,570
Hong Kong Exchanges and Clearing Ltd.	106,400	5,658,409
Zijin Gold International Co., Ltd.(a)	6,558	117,251
Total		7,845,230
India 10.5%
360 ONE WAM Ltd.	719,579	9,542,583
Bajaj Finance Ltd.	482,661	5,619,041
Bharat Electronics Ltd.	1,069,099	4,942,080
Bharti Airtel Ltd.	599,881	14,152,510
CG Power & Industrial Solutions Ltd.	433,587	3,269,019
Cholamandalam Investment and Finance Co., Ltd.	144,220	2,809,768
Eicher Motors Ltd.	32,124	2,538,325
Eternal Ltd.(a)	1,609,079	5,421,862
HDFC Bank Ltd., ADR	68,378	2,517,678
ICICI Bank Ltd., ADR	388,367	12,128,701
Lodha Developers Ltd.	333,510	4,297,486
MakeMyTrip, Ltd.(a)	28,230	2,015,340
NTPC Ltd.	630,535	2,308,792
Phoenix Mills Ltd. (The)	390,248	7,597,178
Total		79,160,363

Columbia Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 2.0%
Arca Continental SAB de CV	328,265	3,282,112
BBB Foods, Inc., Class A(a)	231,525	7,543,085
Qualitas Controladora SAB de CV	221,658	2,202,530
Vista Energy SAB de CV, ADR(a)	39,059	1,920,140
Total		14,947,867
Philippines 0.5%
BDO Unibank, Inc.	1,773,862	3,965,363
Poland 1.4%
Powszechna Kasa Oszczednosci Bank Polski SA	484,132	10,265,199
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(e)	5,893,953	0
South Africa 2.0%
Capitec Bank Holdings Ltd.	49,265	11,175,207
Clicks Group Ltd.	189,858	3,860,935
Total		15,036,142
South Korea 13.2%
Coupang, Inc., Class A(a)	305,440	8,601,190
Doosan Enerbility Co., Ltd.(a)	83,847	4,371,656
Hanwha Aerospace Co., Ltd.	8,659	5,026,440
HD Hyundai Co., Ltd.	24,836	3,327,012
HD Hyundai Electric Co., Ltd.	15,364	8,139,337
HD Hyundai Heavy Industries Co., Ltd.	7,475	2,727,387
HD Hyundai Marine Solution Co., Ltd.	10,714	1,359,794
KB Financial Group, Inc.	72,638	6,196,369
Samsung Biologics Co., Ltd.(a)	3,432	3,761,875
Samsung Electronics Co., Ltd.	406,085	27,891,080
SK Hynix, Inc.	77,916	28,222,676
Total		99,624,816
Taiwan 21.8%
Accton Technology Corp.	425,995	13,956,357
ASPEED Technology, Inc.	49,000	11,487,366
Chroma ATE, Inc.	99,000	2,590,815
Elite Material Co., Ltd.	85,000	4,152,593
Common Stocks (continued)
Issuer	Shares	Value ($)
eMemory Technology, Inc.	83,000	5,435,062
Gold Circuit Electronics Ltd.	132,000	2,676,244
Jentech Precision Industrial Co., Ltd.	124,000	11,535,388
MediaTek, Inc.	159,000	7,085,509
Sea Ltd. ADR(a)	34,786	4,835,602
Taiwan Semiconductor Manufacturing Co., Ltd.	2,067,048	95,304,105
Unimicron Technology Corp.	857,000	5,112,170
Total		164,171,211
Turkey 0.5%
BIM Birlesik Magazalar AS	314,772	3,980,381
United Arab Emirates 3.2%
ADNOC Drilling Co. PJSC	3,994,843	5,688,506
Aldar Properties PJSC	2,401,311	5,331,192
Emaar Properties PJSC	2,409,240	8,729,004
Salik Co. PJSC	2,864,738	4,477,067
Total		24,225,769
United Kingdom 0.5%
Anglogold Ashanti PLC	42,495	3,640,971
Uruguay 0.3%
Dlocal Ltd.	141,680	1,904,179
Vietnam 0.6%
Vietnam TechnologicaL & Commercial Joint Stock Bank	3,767,300	4,823,733
Total Common Stocks (Cost $444,472,910)		757,526,993

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(f),(g)	1,218,457	1,218,092
Total Money Market Funds (Cost $1,218,092)		1,218,092
Total Investments in Securities (Cost $445,691,002)		758,745,085
Other Assets & Liabilities, Net		(5,563,201)
Net Assets		$753,181,884
Columbia Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $1,903,744, which represents 0.25% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(f)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	4,170,003	48,462,294	(51,414,205)	—	1,218,092	(1,375)	37,356	1,218,457
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Emerging Markets Fund  | 2025

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